DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
MG Cleaners Llc [Member]
Business Description and Accounting Policies [Text Block]
NOTE 1 – DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Description of Business. MG Cleaners LLC (“we”, “our”, “the Company” or “MG”) was organized as a limited liability company in Texas in 2005. In 2010, Stephen Christian, acquired 100% of the membership interest in MG Cleaners from its owner and has served as its Managing Member and President since. The Company is an emerging growth oilfield service company focused on the drilling rig operator market segment in the domestic United States pursuant to which we offer the following products and services: (i) product sales for the oilfield industry focused on drilling rig wash, oilfield cleaning, industrial cleaning, fleet and equipment cleaning; (ii) equipment sales for the oilfield industry; (iii) parts sales for our installed base on equipment, including water guns, hoses and fittings, and (iv) service crews for the oilfield industry related to cleaning and repairing drilling rigs on location.

Basis of Presentation. The Company prepares its financial statements using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Acquisition Accounting. The Company’s acquisitions are accounted for under the acquisition method of accounting whereby purchase price is allocated to tangible and intangible assets acquired and liabilities assumed based on fair value. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired is recorded as goodwill. The statements of operations for the fiscal years presented include the results of operations for each of the acquisitions from the date of acquisition. There were no acquisitions completed in 2015 or 2016.

Customer Concentration and Credit Risk. Two customers accounted for more than 35% of revenues for the year ended December 31, 2016 and two customers represented 30% of revenues for the year ended December 31, 2015. No other customers exceeded 10% of revenues during 2016 and 2015. Four customers accounted for more than 72% of accounts receivable at December 31, 2016, and two customers accounted for more than 38% of accounts receivable at December 31, 2015. No other customers exceeded 10% of accounts receivable as of December 31, 2016 and 2015. The Company believes it will continue to reduce the customer concentration risks by engaging new customers and increasing activity of existing less active customers and smaller, newer customer relationships. While the Company continues to acquire new customers in an effort to grow and reduce its customer concentration risks, management believes these risks will continue for the foreseeable future.

Three vendors accounted for more than 36% of accounts payable at December 31, 2016, and one vendor accounted for more than 14% of accounts payable at December 31, 2015. No other vendors exceeded 10% of accounts payable at December 31, 2016 and 2015.

The Company maintains demand deposits with commercial banks. At times, certain balances held within these accounts may not be fully guaranteed or insured by the U.S. federal government. The uninsured portion of cash are backed solely by the assets of the underlying institution. As such, the failure of an underlying institution could result in financial loss to the Company.

Cash and Cash Equivalents. Cash equivalents include all highly liquid investments with original maturities of three months or less.

Accounts Receivable. Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for bad debts. The allowance for bad debts is recognized based on management’s estimate of likely losses per year, based on past experience and review of customer profiles and the aging of receivable balances. As of December 31, 2016 and 2015, the allowance for bad debts was $21,134 and $292, respectively.

Inventory. Inventory, consisting of raw materials, work in progress and finished goods, is valued at the lower of the inventory’s costs or market, using the first in, first out method to determine the cost. Management compares the cost of inventory with its market value and an allowance is made to write down inventory to market value, if lower, which resulted in impairment loss recognized of $24,905 in 2016 and $0 in 2015.

Property and Equipment. Property and equipment is valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Estimated
Category	Useful Lives

Building and improvements	20 years
Vehicles and trailers	5 years
Equipment	5 -7 years
Furniture, Fixtures and Other	3 - 7 years

Revenue Recognition. Revenue is recognized when all of the following criteria are met: 1) persuasive evidence of an arrangement, 2) delivery has occurred, 3) the price is fixed and determinable, and 4) collectability is reasonably assured. MG recognizes revenues after a service has been performed and completed and the customer has assigned a work ticket, or, a product sale has been shipped to a customer. Typically the Company receives verbal orders from customers for services to be rendered.

Cost of Revenues. Cost of revenue includes all direct expenses incurred to produce the revenue for the period. This includes, but is not limited to, raw materials, direct employee cost, direct contract labor, transportation costs, equipment rental, equipment maintenance, and fuel. Cost of revenues are recorded in the same period as the resulting revenue.

Employee Benefits. Wages, salaries, bonuses and social security contributions are recognized as an expense in the year in which the associated services are rendered by employees. Any unusued portion of accrued sick or vacation leave expires on December 31 of each year and is not eligible to be carried over to the following year.

Income Taxes. The Company is structured as a limited liability company, which is a pass-through entity for U.S. income tax purposes. As a result, no provision for income taxes has been made in the accompanying financial statements.

In May 2006, the state of Texas, in which the Company operates, enacted a margin-based franchise tax law that replaced the existing franchise tax. This tax is commonly referred to as the Texas margin tax and is generally calculated as 1% of gross margin. Corporations, limited partnerships, limited liability companies, limited liability partnerships and joint ventures are examples of the types of entities that are subject to the tax. The tax is considered an income tax and is determined by applying a tax rate to a base that considers both revenues and expenses. The Texas margin tax became effective for franchise tax reports due on or after January 1, 2008. During the years ended December 31, 2016 and 2015, the margin tax was immaterial to the financial statements.

Fair Value of Financial Instruments. The carrying value of short-term instruments, including cash, accounts payable and accrued expenses, and short-term notes approximate fair value due to the relatively short period to maturity for these instruments. The long-term debt approximate fair value since the related rates of interest approximate current market rates.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1:	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2:
inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3:	inputs to the valuation methodology are unobservable and significant to the fair value

The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Recently Issued Accounting Standards. In preparing the financial statements, management considered all new pronouncements through the date of the report. Management does not believe that new guidance issued during the years ended December 31, 2016 and 2015 will have a material impact on the Company's presentation and disclosure.